STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF RECOGNIZED STOCK BASED COMPENSATION

The following table summarizes employee and nonemployee stock-based compensation for the years ended December 31, 2022 and 2021:

	Year Ending December 31,
Amounts in (000’s)	2022	2021
Employee compensation:
Restricted stock	$233	$481
Total employee stock-based compensation expense	$233	$481
Non-employee compensation:
Restricted stock	$—	$—
Total non-employee stock-based compensation expense	$—	$—
Total stock-based compensation expense	$233	$481

SUMMARY OF COMPANY'S STOCK OPTION ACTIVITY

The following summarizes the Company’s employee and non-employee stock option activity for the years ended December 31, 2022 and 2021:

	Number of Options (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000’s) (a)
Outstanding and vested at December 31, 2020	13	$47.53	3.5	$—
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Expired	—	$—	—
Outstanding and vested at December 31, 2021	13	$47.53	2.5	$—
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Expired	—	$—
Outstanding and vested at December 31, 2022	13	$47.53	1.6	$—

(a)	Represents the aggregate gain on exercise for vested in-the-money options.

SCHEDULE OF EXERCISE PRICE RANGE

The following summary information reflects stock options outstanding, vested, and related details as of December 31, 2022:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000’s)	Weighted Average Exercise Price
$15.72 - $47.99	9	2.0	$46.81	9	$46.81
$48.00 - $51.60	4	0.8	$48.96	4	$48.96
Total	13	1.6	$47.53	13	$47.53

SUMMARY OF COMPANY'S RESTRICTED STOCK ACTIVITY

The following summarizes the Company’s restricted stock activity for the years ended December 31, 2022 and 2021:

	Number of Shares (000’s)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	14	$3.60
Granted	87	$13.01
Vested	(22)	$7.18
Forfeited	—	$-
Unvested at December 31, 2021	79	$12.99
Granted	24	$4.51
Vested	(29)	$13.01
Forfeited	(23)	$12.95
Unvested at December 31, 2022	51	$8.99

Warrant [Member]
SCHEDULE OF EXERCISE PRICE RANGE

The following summary information reflects warrants outstanding, vested, and related details as of December 31, 2022:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000’s)	Weighted Average Exercise Price
$36.00 - $47.99	1	0.8	$47.52	1	$47.52
$48.00 - $59.99	32	1.8	$52.50	32	$52.50
$60.00 - $70.80	2	0.4	$70.80	2	$70.80
Total	35	1.9	$53.31	35	$53.31

SCHEDULE OF COMMON STOCK WARRANT ACTIVITY

The following summarizes the Company’s employee and non-employee common stock warrant activity for the years ended December 31, 2022 and 2021:

	Number of Warrants (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000’s) (a)
Outstanding and vested at December 31, 2020	58	$52.09	3.0	$—
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Expired	(15)	$50.28		$—
Outstanding and vested at December 31, 2021	43	$52.71	2.6	$—
Granted		$—
Exercised		$—
Forfeited		$—
Expired	(8)	$49.76		$—
Outstanding and vested at December 31, 2022	35	$53.31	1.9

(a)	Represents the aggregate gain on exercise for vested in-the-money warrants.